CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 US$ USD ($)
Current assets:
Cash and cash equivalents	161,393	801,850	$ 25,643
Restricted cash	435,770	411,994	69,237
Accounts receivable (net of allowance for doubtful accounts of nil as of December 31, 2010 and 2011)	48,961	42,659	7,779
Inventories, net	516,256	276,179	82,025
Leased automobiles held for sale, net	147,749		23,475
Advances to suppliers	219,936	395,266	34,944
Prepaid expenses and other current assets	265,199	53,743	42,136
Amounts due from related parties	74,857		11,894
Deferred tax assets	6,062	4,061	963
Total current assets	1,876,183	1,985,752	298,096
Non-current assets:
Property and equipment, net	325,308	223,285	51,686
Land use rights, net	18,821	5,806	2,990
Intangible assets, net	135,067		21,460
Goodwill	73,634		11,699
Long term prepayments	137,750		21,886
Deferred tax assets	4,112	860	653
Total non-current assets	694,692	229,951	110,374
TOTAL ASSETS	2,570,875	2,215,703	408,470
Current liabilities:
Accounts payable	12,568	1,948	1,996
Bills payable	889,158	690,100	141,273
Advances from customers	47,990	90,652	7,625
Deposits from third parties		85,856
Accrued expenses and other current liabilities	329,468	208,273	52,347
Amounts due to related parties	10,000	13,553	1,589
Unrecognized tax benefits	4,963	4,963	789
Taxes payable	33,562	142,852	5,332
Short-term loans	370,883	241,053	58,927
Total current liabilities	1,698,592	1,479,250	269,878
Non-current liabilities:
Deferred tax liabilities	39,193		6,227
Total non-current liabilities	39,193		6,227
TOTAL LIABILITIES	1,737,785	1,479,250	276,105
Commitments and contingencies
Shareholders' equity:
Ordinary shares, par value US$0.00001 per share Authorized - 500,000,000 shares as of December 31, 2010 and 2011 Issued and outstanding -58,937,912 shares as of December 31, 2010 and 2011	4	4	1
Additional paid-in capital	469,761	469,761	74,638
Retained earnings	334,605	266,688	53,163
Total Lentuo International Inc. shareholders' equity	804,370	736,453	127,802
Non-controlling interest	28,720		4,563
TOTAL SHAREHOLDERS' EQUITY	833,090	736,453	132,365
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,570,875	2,215,703	$ 408,470